INVENTORY (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Materials	$ 4,551	$ 3,447
Customer support inventory	724	864
Work in progress	745	857
Inventory Net	$ 6,020	$ 5,168